INCOME TAXES - Unrecognized Tax Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 4,025
Increases related to prior year tax positions	11
Ending balance	$ 4,036